Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K/A
Document Period End Date	Jun. 30, 2024
Amendment Description	Polestar Automotive Holding UK PLC (the “Company”) is filing this Amendment No. 1 on Form 6-K (this “Amendment” or “Form 6-K/A”) to amend the Report on Form 6-K originally filed by the Company with the Securities and Exchange Commission (the “SEC”) on September 30, 2024 (the “Original Report”). Specifically, this Amendment (i) amends and restates its Management’s Discussion and Analysis of Financial Conditions and Results of Operations for the six months ended June 30, 2024 and 2023 (the “Affected Interim Periods”) filed as Exhibit 99.1 to the Original Report, and (ii) amends and restates the Company’s previously issued unaudited condensed consolidated financial statements for the Affected Interim Periods filed as Exhibit 99.2 to the Original Report. The amended and restated Management’s Discussion and Analysis of Financial Conditions and Results of Operations and unaudited condensed consolidated financial statements sections for the Affected Interim Periods are included as Exhibit 99.1 and 99.2, respectively, to this Form 6-K/A.The Company has restated certain information presented in its annual report on Form 20-F for the years ended December 31, 2022 and December 31, 2023 (“the Restated Financial Statements”) and made certain other changes to reflect the Restated Financial Statements, the effects of the Restated Financial Statements and related matters on Form 20-F/A filed with the SEC on April 23, 2025 (the "20-F/A"). Additionally, on May 9, 2025, the Company filed its Consolidated Financial Statements with the SEC as of December 31, 2024 and 2023 and for each of the years in the three-year period ended December 31, 2024 in its annual report on Form 20-F. Investors and other readers should rely only on the financial information and other related disclosures regarding the six months ended June 30, 2023 and June 30, 2024 contained in this Form 6-K/A and should not rely on the Original Report nor any previously issued or filed reports, press releases, presentations or similar communications containing financial information or other related disclosures from the Original Report.
Current Fiscal Year End Date	--12-31
Entity File Number	001-41431
Entity Registrant Name	Polestar Automotive Holding UK PLC
Entity Address, Address Line One	Assar Gabrielssons Väg 9
Entity Address, Postal Zip Code	405 31
Entity Address, City or Town	Göteborg
Entity Address, Country	SE
Amendment Flag	true
Entity Central Index Key	0001884082